Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies
Commitments and Contingencies
14.	Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates. For the nine months ended September 30, 2022 and 2023, the Group recorded US$16.5 million and US$14.8 million lease expense, respectively. Based on the current rental lease agreements, future minimum lease payments commitments as of September 30, 2023 were as follows:

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2023	$69,141	$12,175	$24,260	$7,131	$25,575

Purchase commitments mainly include minimum commitments for marketing activities and internet connection. Purchase commitments as of September 30, 2023 were as follows:

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2023	$897,871	$879,555	$17,747	$462	$107

2024 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US$800 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.50%, which will mature on July 5, 2024. 2030 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US$750 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.375%, which will mature on July 8, 2030. 2027 loans represent future estimated commitment relating to the principal amount and interests in connection with the issuance of US$900 million term loan and US$5 million revolving facility, bearing annual rate at 128 basis points over Term SOFR as of September 30, 2023, which will mature on August 22, 2027. Other commitments as of September 30, 2023 were as follows:

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2024 Notes	$828,000	$828,000	$—	$—	$—
2030 Notes	927,187	25,313	50,625	50,625	800,624
2027 Loans	1,143,177	60,539	121,079	961,559	—
Total	$2,898,364	$913,852	$171,704	$1,012,184	$800,624

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial statements.